Note 19 - Stock-based Compensation (Details Textual) - USD ($)		12 Months Ended
	Oct. 01, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)		950,950
Share-Based Payment Arrangement, Expense		$ 46,041,000	$ 27,087,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 116.37	$ 101.73	$ 94.3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		$ 28,067,000	$ 22,971,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value		$ 28,067,000	22,971,000
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 47.41
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in dollars per share)		$ 151.62
Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)		5 years
Share-Based Payment Arrangement, Expense		$ 32,603,000	$ 27,087,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 60,959
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		4 years
Performance Shares [Member]
Share-Based Payment Arrangement, Expense		$ 13,438,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding		$ 39,950,000
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 26,512,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		107,043
Deferred Compensation Share-Based Arrangements, Liability, Classified, Noncurrent		$ 13,438,000
Performance Shares [Member] | Chairman and Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	428,174